Key Management	12 Months Ended
Dec. 31, 2025
Key Management
Key Management
27.	Key Management

Key management includes directors (executive and non-executive) and the executive management team. The compensation paid or payable to key management for employee services is presented below:

	2025	2024
	$	$

Director fees and salaries and short-term employee benefits	4,373	3,794
Share-based compensation	4,784	4,247
	9,157	8,041

Key management employees are subject to employment agreements which provide for payments on termination of employment without cause or following a change of control providing for payments of between once to twice base salary and bonus and certain vesting acceleration clauses on restricted share units and share options.